Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103.33%
ASSET-BACKED SECURITIES — 6.28%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
5.78% 12/27/44
1,2
$ 284,512 $ 280,935
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
6.41% 01/17/31
1,2,3
1,750,000 1,754,205
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.34% 01/15/37
1,2,3
2,000,000 2,013,436
Apidos CLO XXV,
Series 2016-25A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.14%)
5.47% 01/20/37
1,2,3
1,810,000 1,810,181
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.81% 10/15/30
1,2,3
2,543,129 2,546,481
Buttermilk Park CLO Ltd.,
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.03% 10/15/31
1,2,3
2,000,000 2,001,704
CIT Education Loan Trust,
Series 2007-1, Class A
(SOFR90A plus 0.35%)
5.08% 03/25/42
1,2
99,396 97,880
Clover CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.49% 10/25/33
1,2
2,100,000 2,102,474
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.67% 08/15/31
1,2,3
2,101,940 2,106,119
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.82% 04/15/29
1,2,3
985,661 987,632
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
284,052 264,098
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
514,272 455,673
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.19% 06/25/31
2
$ 261,991 $ 258,886
Navient Student Loan Trust,
Series 2016-2A, Class A3
(SOFR30A plus 1.61%)
6.18% 06/25/65
1,2
997,141 1,011,419
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.08% 07/15/34
1,2,3
1,915,000 1,919,644
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.80% 10/17/30
1,2,3
1,038,038 1,038,688
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.03% 10/20/34
1,2,3
1,500,000 1,501,751
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.08% 07/15/36
1,2,3
2,000,000 2,004,850
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.06% 04/15/31
1,2,3
2,500,000 2,501,875
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 1,090,345
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
5.96% 04/20/34
1,2,3
1,875,000 1,877,134
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
1,792,340 1,635,020
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.60% 08/15/31
2
73,166 64,444
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
6.67% 12/15/32
2
97,007 98,307
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
5.92% 07/25/39
2
78,222 74,795

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.61% 01/25/41
2
$ 574,444 $ 563,231
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.65% 01/25/83
2
185,000 191,985
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.65% 04/26/83
2
185,000 191,920
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.30% 04/25/73
2
185,000 193,729
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.30% 07/25/73
2
2,235,000 2,316,202
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.55% 07/25/23
2
521,222 520,725
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
2
185,000 190,845
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
2
185,000 191,159
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
5.33% 05/26/26
2
331,417 322,384
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
366,122 373,720
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
450,000 416,808
Taco Bell Funding LLC,
Series 2016-1A, Class A23
4.97% 05/25/46
1
3,093,750 3,090,116
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
3,500,000 3,418,481
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.52% 07/14/31
1,2,3
1,650,000 1,654,778
Total Asset-Backed Securities
(Cost $44,838,763) 45,134,059
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 1.07%*
Communications — 0.09%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 12/17/27
2
$ 59,829 $ 59,963
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 2.50%)
7.17% 04/15/27
2
95,970 88,772
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
7.72% 08/19/26
2,6
30,986 28,398
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.16% 08/15/28
2
64,895 52,289
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.79% 04/22/25
2
20,528 20,648
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.01% 01/31/28
2
27,599 27,453
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.47% 03/09/27
2
350,395 328,947
(SOFR plus 4.25%)
8.61% 03/09/27
2
62,194 58,575
665,045
Consumer Discretionary — 0.04%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.34% 07/31/28
2
28,744 28,804
(SOFR plus 3.50%)
8.05% 07/31/28
2
7,603 7,619
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 6.25%)
10.91% 04/05/28
2,4
26,944 20,477
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
8.42% 04/05/28
2
64,725 46,116
(SOFR plus 5.26%)
9.92% 04/05/28
2,7
97,331 38,284
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.09% 11/08/30
2
32,367 32,570

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.10%)
7.57% 01/24/29
2,3
$ 185,613 $ 123,401
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.43% 01/24/30
2
57,817 20,453
317,724
Diversified REITs — 0.01%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 01/25/31
2
37,755 37,796
Electric — 0.06%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.11% 09/30/31
2
89,806 90,547
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.00%)
6.05% 01/31/31
2
19,901 19,866
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55% 10/28/31
2
22,915 23,144
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 08/01/30
2
30,169 30,633
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.81% 10/03/31
2
44,426 44,703
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 10/29/31
2
26,694 26,908
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
2
14,539 14,676
Term Loan C, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
2
3,185 3,215
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.00%)
10.96% 11/12/26
2
28,657 28,908
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
2
34,331 34,631
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
2
$ 2,140 $ 2,159
Talen Energy Supply LLC,
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.02% 05/17/30
2
10,976 11,039
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 12/20/30
2
97,827 98,161
428,590
Entertainment — 0.02%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.24% 08/13/31
2
95,716 96,254
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.22% 05/18/25
2
60,426 60,645
156,899
Finance — 0.09%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.12% 06/21/30
2
447,847 448,134
Cpv Fairview LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 08/14/31
2
13,115 13,295
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.08% 04/09/27
2
127,521 125,011
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.40% 12/10/31
2
57,461 57,343
643,783
Food — 0.02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 10/01/25
2
14,481 14,214
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/25/31
2
108,368 110,345
124,559

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care — 0.08%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.69% 05/10/27
2,3
$ 57,038 $ 57,326
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.74% 11/15/27
2
2 2
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.61% 05/05/28
2,3
166,467 167,091
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 07/01/31
2
260,099 247,094
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.68% 05/14/29
2
30,319 30,698
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 09/27/30
2
47,292 46,281
548,492
Health Care REITs — 0.15%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.30% 02/22/27
2
279,976 275,426
5.30% 08/20/27
2
279,976 275,076
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.78% 03/01/29
2
565,051 554,457
1,104,959
Industrials — 0.14%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.84% 08/19/31
2
31,979 32,234
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.83% 02/15/31
2
74,344 73,823
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.59% 10/13/28
2
49,050 29,027
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.38% 10/10/31
2,3
44,713 44,936
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.34% 07/01/29
2
$ 624,348 $ 626,421
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.86% 07/02/29
2
22,235 22,327
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.99% 10/24/31
2
95,000 95,534
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.08% 08/24/28
2
57,770 58,020
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.59% 01/27/31
2
7,035 7,049
989,371
Information Technology — 0.13%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.71% 12/06/27
2
51,274 50,189
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.94% 08/15/29
2
28,294 26,248
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 12/29/28
2
21,423 20,815
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.52% 12/12/29
2
53,350 53,728
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09% 08/14/25
2
245,636 233,430
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.43% 10/01/27
2
194,430 188,813
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.61% 12/11/31
2
73,583 73,054
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.82% 05/03/28
2
36,734 36,795

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 03/06/28
2
$ 29,647 $ 29,943
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.36% 04/05/30
2
53,917 53,854
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.29% 10/16/28
2
39,639 37,100
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.71% 03/04/28
2
85,242 72,170
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% - 8.36% 11/17/29
2
74,931 75,040
951,179
Insurance — 0.04%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.11% 02/15/27
2
176,845 177,439
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.72% 12/23/26
2
131,854 131,915
309,354
Residential REITs — 0.11%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.43% 09/09/28
2
796,510 784,562
Retail — 0.02%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.11% 09/20/30
2,3
20,154 20,083
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.24% 03/15/28
2
80,289 80,575
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.47% 07/01/31
2,3
37,514 37,772
138,430
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.07%
Albion Financing 3 SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.56% 08/16/29
2,3
$ 9,477 $ 9,588
Amspec Parent LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/12/31
2
2,621 2,641
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/11/31
2
17,086 17,214
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.27% 10/16/31
2
32,513 32,864
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
6.83% 01/31/31
2
31,048 31,275
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.03% 03/06/28
2,4
69,556 42,397
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
2
25,000 24,812
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
2
65,000 64,513
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.86% 11/14/30
2
36,273 36,420
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.46% 06/30/28
2
27,723 27,151
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.46% 11/02/27
2
183,331 178,977
467,852
Total Bank Loans
(Cost $7,832,003) 7,668,595
CORPORATES — 18.22%*
Banking — 3.37%
Bank of America Corp.
3.42% 12/20/28
8
860,000 824,853
Bank of America Corp.
(MTN)
1.92% 10/24/31
8
1,135,000 948,577
2.09% 06/14/29
8
3,895,000 3,534,258
2.55% 02/04/28
8
160,000 152,571

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.,
Series N
1.66% 03/11/27
8
$ 2,135,000 $ 2,057,709
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,8
725,000 668,475
4.76% 06/09/28
3,8
395,000 392,404
JPMorgan Chase & Co.
1.04% 02/04/27
8
2,405,000 2,310,374
1.58% 04/22/27
8
1,035,000 993,980
2.07% 06/01/29
8
30,000 27,271
4.01% 04/23/29
8
3,055,000 2,963,588
JPMorgan Chase & Co.,
NVS
1.05% 11/19/26
8
275,000 266,220
Lloyds Banking Group PLC
(United Kingdom)
4.72% 08/11/26
3,8
1,036,000 1,034,149
PNC Financial Services Group, Inc. (The)
5.68% 01/22/35
8
320,000 323,859
6.88% 10/20/34
8
225,000 245,766
Santander UK Group Holdings PLC
(United Kingdom)
2.47% 01/11/28
3,8
645,000 610,992
U.S. Bancorp
4.84% 02/01/34
8
895,000 856,867
Wells Fargo & Co.
5.39% 04/24/34
8
335,000 331,394
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
8
4,555,000 4,291,817
2.57% 02/11/31
8
495,000 437,065
3.35% 03/02/33
8
40,000 35,098
5.57% 07/25/29
8
895,000 908,911
24,216,198
Communications — 1.51%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 1,325,000 1,050,716
2.80% 04/01/31 1,825,000 1,541,277
6.55% 06/01/34 1,000,000 1,024,286
6.65% 02/01/34 700,000 721,206
CSC Holdings LLC
6.50% 02/01/29
1
740,000 623,193
7.50% 04/01/28
1
90,000 61,833
11.75% 01/31/29
1
755,000 746,729
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 900,971
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 548,645
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
11,375 11,386
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.15% 03/20/28
1
$ 1,160,250 $ 1,166,540
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 680,790
3.75% 04/15/27 1,775,000 1,734,641
10,812,213
Consumer Discretionary — 1.34%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,043,205
BAT Capital Corp.
2.73% 03/25/31 305,000 263,608
3.46% 09/06/29 1,570,000 1,462,960
3.56% 08/15/27 145,000 140,371
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 317,716
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
385,000 395,390
Pernod Ricard SA
(EMTN)
(France)
3.63% 05/07/34
3
400,000 416,999
WarnerMedia Holdings, Inc.
4.28% 03/15/32 6,335,000 5,585,439
9,625,688
Diversified REITs — 1.13%
American Assets Trust LP
6.15% 10/01/34 420,000 418,285
American Tower Corp.
3.60% 01/15/28 3,460,000 3,327,677
5.25% 07/15/28 400,000 402,975
Crown Castle, Inc.
2.50% 07/15/31 833,000 702,346
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
545,000 496,578
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
245,000 212,061
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 1,465,000 1,478,799
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
90,000 84,880
4.13% 08/15/30
1
20,000 18,599
5.75% 02/01/27
1
350,000 353,214
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 250,183
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
100,000 112,276

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
WP Carey, Inc.
4.25% 07/23/32 $ 250,000 $ 269,769
8,127,642
Electric — 1.56%
Alliant Energy Finance LLC
5.95% 03/30/29
1
1,085,000 1,111,147
Alliant Energy Finance, LLC
3.60% 03/01/32
1
625,000 555,777
Amprion GmbH
(EMTN)
(Georgia)
0.63% 09/23/33
3
100,000 81,786
4.00% 05/21/44
3
300,000 314,143
Appalachian Power Co.,
Series H
5.95% 05/15/33 125,000 128,448
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 396,295
Duke Energy Corp.
2.65% 09/01/26 30,000 29,052
3.75% 04/01/31 2,820,000 2,969,997
Elia Group SA
(Belgium)
3.88% 06/11/31
3
200,000 209,533
Eurogrid GmbH
(EMTN)
(Georgia)
0.74% 04/21/33
3
400,000 336,915
Eversource Energy
4.60% 07/01/27 795,000 789,998
FirstEnergy Pennsylvania Electric Co.
5.15% 03/30/26
1
500,000 501,448
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 791,062
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82% 07/07/32
3
165,000 143,386
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,395,577
TenneT Holding BV
(EMTN)
(Netherlands)
4.50% 10/28/34
3
1,265,000 1,423,973
11,178,537
Energy — 0.53%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,137,756
East Ohio Gas Co. (The)
2.00% 06/15/30
1
1,020,000 875,785
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
$ 645,000 $ 694,613
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
125,000 82,082
3,790,236
Finance — 2.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,958,891
Air Lease Corp.
3.25% 03/01/25 820,000 817,792
3.25% 10/01/29 525,000 484,303
3.63% 12/01/27 355,000 343,181
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,058,000 981,421
2.88% 02/15/25
1,3
1,160,000 1,156,543
Citigroup, Inc.
2.52% 11/03/32
8
1,025,000 855,566
2.67% 01/29/31
8
115,000 101,746
2.98% 11/05/30
8
290,000 261,870
3.52% 10/27/28
8
1,505,000 1,448,765
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
145,852 145,750
Goldman Sachs Group, Inc. (The)
2.65% 10/21/32
8
14,000 11,843
3.75% 02/25/26 20,000 19,794
3.81% 04/23/29
8
2,480,000 2,386,273
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% 06/15/30 488,000 469,571
9.75% 01/15/29 205,000 205,750
10.00% 11/15/29
1
20,000 20,066
Morgan Stanley
2.19% 04/28/26
8
860,000 852,358
Morgan Stanley
(MTN)
1.79% 02/13/32
8
1,750,000 1,430,300
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,8
205,000 196,042
Sandalwood 2013 LLC
2.90% 07/10/25 242,185 241,096
14,388,921
Food — 0.50%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
700,000 618,508

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 02/02/29
3
$ 195,000 $ 178,224
6.75% 03/15/34
3
1,885,000 2,000,447
Mondelez International, Inc.
2.38% 03/06/35 375,000 347,511
Pilgrim's Pride Corp.
3.50% 03/01/32 510,000 440,198
3,584,888
Gaming — 0.03%
Flutter Treasury DAC,
(Ireland)
5.00% 04/29/29
1,3
190,000 205,119
Health Care — 2.42%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,147,424
Alcon Finance Corp.
2.75% 09/23/26
1
1,300,000 1,256,398
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
2,914,000 2,799,876
5.50% 08/15/25
1
1,100,000 1,101,139
Bayer U.S. Finance LLC
6.50% 11/21/33
1
520,000 529,051
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,456,396
Centene Corp.
3.00% 10/15/30 1,155,000 997,392
CVS Health Corp.
5.30% 06/01/33 472,000 452,888
Elevance Health, Inc.
5.20% 02/15/35 335,000 327,497
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
825,000 773,128
HCA, Inc.
5.25% 04/15/25 865,000 865,804
5.88% 02/15/26 2,530,000 2,543,437
7.05% 12/01/27 80,000 84,193
IQVIA, Inc.
5.70% 05/15/28 1,225,000 1,240,725
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
445,000 419,068
Medtronic Global Holdings SCA
(Luxembourg)
3.38% 10/15/34
3
210,000 218,419
Medtronic, Inc.
3.65% 10/15/29 185,000 197,572
ModivCare, Inc.
5.00% 10/01/29
1
836,000 494,930
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Stryker Corp.
3.38% 09/11/32 $ 450,000 $ 471,864
17,377,201
Health Care REITs — 0.49%
DOC DR LLC
3.95% 01/15/28 1,223,000 1,187,357
Healthcare Realty Holdings LP
3.50% 08/01/26 225,000 220,000
3.63% 01/15/28 911,000 867,081
3.88% 05/01/25 1,255,000 1,247,678
3,522,116
Hotel & Resort REITs — 0.10%
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 758,000 693,783
Industrial REITs — 0.22%
LXP Industrial Trust
6.75% 11/15/28 975,000 1,021,083
Prologis Euro Finance LLC
4.00% 05/05/34 500,000 533,646
1,554,729
Industrials — 0.71%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,450,000 1,426,679
Berry Global, Inc.
1.65% 01/15/27 95,000 88,986
4.88% 07/15/26
1
491,000 489,846
5.65% 01/15/34
1
25,000 25,131
Boeing Co. (The)
3.63% 02/01/31 1,800,000 1,634,933
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
2
1,115,000 1,052,038
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 407,566
5,125,179
Information Technology — 0.55%
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
2,130,000 2,200,639
Uber Technologies, Inc.
4.30% 01/15/30 1,790,000 1,733,290
3,933,929
Insurance — 0.42%
Athene Global Funding
3.21% 03/08/27
1
530,000 507,168
Metropolitan Life Global Funding I
3.30% 03/21/29
1
1,200,000 1,126,097

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
$ 1,385,000 $ 1,375,668
3,008,933
Materials — 0.27%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 924,084
2.30% 11/01/30
1
1,175,000 998,438
1,922,522
Office REITs — 0.25%
Hudson Pacific Properties LP
3.25% 01/15/30 140,000 95,446
3.95% 11/01/27 58,000 50,410
4.65% 04/01/29 1,325,000 998,814
Kilroy Realty LP
4.25% 08/15/29 721,000 679,566
1,824,236
Residential REITs — 0.10%
American Homes 4 Rent LP
3.63% 04/15/32 650,000 581,509
Invitation Homes Operating Partnership LP
5.50% 08/15/33 149,000 148,266
729,775
Retail — 0.15%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
190,000 187,503
5.88% 04/01/29
1
625,000 572,193
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 306,268
1,065,964
Services — 0.08%
Worldline SA
(France)
0.00% 07/30/26
3,9
6,100 607,993
Specialized REITs — 0.40%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
365,000 389,607
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
325,000 309,916
1.75% 03/12/29
3
115,000 110,790
CubeSmart LP
4.38% 02/15/29 673,000 654,155
Extra Space Storage LP
3.90% 04/01/29 385,000 367,993
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
3
$ 200,000 $ 166,008
Realty Income Corp.
4.88% 07/06/30 820,000 912,312
2,910,781
Transportation — 0.03%
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 184,395 183,499
Water — 0.06%
Holding d'Infrastructures des Metiers de l'Environnement
(France)
4.88% 10/24/29
3
100,000 106,631
Suez SACA
(EMTN)
(France)
2.88% 05/24/34
3
300,000 292,615
399,246
Total Corporates
(Cost $132,639,117) 130,789,328
MORTGAGE-BACKED — 26.34%**
Non-Agency Commercial Mortgage-Backed — 3.11%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,8
1,095,000 1,047,226
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 339,102
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
7.59% 03/15/35
1,2
1,550,000 1,559,050
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 627,558
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,184,357
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 982,091
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 667,406
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.15% 11/20/33
2,3
1,294,638 1,331,040

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.81%)
6.17% 12/15/36
1,2,3
$ 2,380,000 $ 2,324,588
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
1
3,000,000 2,984,923
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 691,439
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,8
765,000 681,575
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.52% 05/15/48
8
18,607,259 12,770
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85% 09/06/38
1,8
2,280,000 2,193,325
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 675,654
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 431,689
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 839,478
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,8
45,000 38,648
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.83% 08/17/31
2,3
447,596 556,726
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,8
1,220,184 1,149,324
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
0.94% 02/15/48
8
3,512,201 35
22,318,004
Non-Agency Mortgage-Backed — 7.75%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(CME Term SOFR 1-Month plus 1.13%)
5.47% 04/25/35
2
1,311,192 1,276,492
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.11% 11/25/35
2
3,198,837 3,101,275
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.43% 12/25/34
2
$ 271,139 $ 247,823
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,203 3,212
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
4.96% 07/26/36
1,8
1,700,000 1,433,269
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(CME Term SOFR 1-Month plus 1.04%)
5.38% 01/25/35
2
525,989 524,122
Chase Mortgage Finance Trust,
Series 2024-3, Class A4
6.00% 02/25/55
1,8
4,122,777 4,147,553
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
4.63% 05/25/36
1,2
26,629 24,715
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,8
1,678,182 1,527,710
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.08% 02/25/35
2
2,947,162 2,736,227
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(CME Term SOFR 1-Month plus 0.89%)
5.23% 01/25/36
2
498,081 499,849
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(CME Term SOFR 1-Month plus 1.24%)
5.58% 11/25/35
2
3,138,301 3,090,647
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55% 08/25/34
8
46,821 42,701
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,8
1,526,670 1,503,858
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 01/25/25)
3.38% 12/25/32 350,258 335,853
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 01/25/25)
3.01% 12/25/36 314,060 253,109
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.02% 04/25/37
2
89,826 56,166

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(CME Term SOFR 1-Month plus 0.36%)
3.02% 04/25/37
2
$ 1,067,370 $ 593,853
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
5.57% 12/25/41
1,2
521,494 521,238
Fannie Mae Connecticut Avenue Securities,
Series 2023-R08, Class 1M1
(SOFR30A plus 1.50%)
6.07% 10/25/43
1,2
2,779,601 2,794,090
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.68% 09/25/34
8
22,060 22,055
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1A
(SOFR30A plus 1.00%)
5.57% 01/25/42
1,2
1,076,038 1,076,799
GCAT Trust,
Series 2021-NQM5, Class A1
1.26% 07/25/66
1,8
3,559,226 2,931,032
GSAA Home Equity Trust,
Series 2005-9, Class M2
(CME Term SOFR 1-Month plus 0.86%)
5.20% 08/25/35
2
1,094,080 1,096,922
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.70% 08/25/34
8
3,601 3,593
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.45% 10/25/37
2
1,225,411 1,120,123
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.08% 11/25/35
2
33,618 33,289
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.31% 09/25/34
2
6,260 5,398
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.25% 11/25/34
2
18,034 16,374
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.31% 06/25/37
8
418,680 367,532
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 16,441 16,500
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 4,377 4,394
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 $ 18,169 $ 18,056
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.00% 05/25/37
8
81,051 70,008
JPMorgan Mortgage Trust,
Series 2021-INV5, Class A3
3.00% 12/25/51
1,8
2,698,491 2,436,114
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.42% 01/25/34
8
21,346 20,631
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56% 10/25/32
8
3,634 3,548
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.81% 06/25/37
2
124,806 123,390
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/37
2
230,638 228,671
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 159,191 158,422
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.38% 07/25/34
2
100,674 104,360
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(CME Term SOFR 1-Month plus 1.15%)
5.49% 07/25/35
2
2,329,028 2,270,618
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
4.89% 04/25/37
2
50 50
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.13% 03/25/35
2
272,873 283,137
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 02/25/36
2
178,199 176,134
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/25)
6.61% 10/25/25
1
1,780,659 1,782,922
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 01/25/25)
5.49% 11/25/26
1
990,130 991,167
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 01/25/25)
4.79% 07/25/26
1
1,239,193 1,238,008

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/25)
5.56% 06/25/27
1
$ 1,763,746 $ 1,762,334
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
6.21% 10/25/35
1,8
240,125 240,150
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,201 13,152
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 5,368 4,734
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.03% 12/25/34
8
9,951 8,888
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(CME Term SOFR 1-Month plus 0.35%)
4.69% 01/25/47
2
3,601,796 3,385,400
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(CME Term SOFR 1-Month plus 0.80%)
5.14% 12/25/35
2
4,432,978 3,873,734
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.62% 10/25/34
8
479,904 418,967
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
4.96% 04/19/35
2
208,250 197,647
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.54% 02/25/36
2
186,034 156,818
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 02/25/25)
5.81% 05/25/68
1
3,357,649 3,368,923
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 01/25/25)
5.12% 04/25/51
1
435,398 435,875
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 01/25/25)
5.12% 03/27/51
1
213,210 213,314
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(CME Term SOFR 1-Month plus 1.67%)
6.01% 10/25/45
2
288,026 283,186
55,676,131
U.S. Agency Commercial Mortgage-Backed — 0.25%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90% 07/25/29 1,809,411 1,767,583
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 15.23%
Fannie Mae Pool 253974
7.00% 08/01/31 $ 420 $ 441
Fannie Mae Pool 527247
7.00% 09/01/26 1 1
Fannie Mae Pool 545191
7.00% 09/01/31 315 331
Fannie Mae Pool 545646
7.00% 09/01/26 1 1
Fannie Mae Pool 549740
6.50% 10/01/27 649 650
Fannie Mae Pool 630599
7.00% 05/01/32 1,479 1,564
Fannie Mae Pool 655928
7.00% 08/01/32 823 869
Fannie Mae Pool 735207
7.00% 04/01/34 509 539
Fannie Mae Pool 735861
6.50% 09/01/33 21,901 22,640
Fannie Mae Pool 764388
(RFUCCT6M plus 1.38%)
6.76% 03/01/34
2
5,730 5,728
Fannie Mae Pool 776708
5.00% 05/01/34 47,084 47,124
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
6.26% 12/01/35
2
2,403 2,413
Fannie Mae Pool 889184
5.50% 09/01/36 36,223 36,833
Fannie Mae Pool 890221
5.50% 12/01/33 50,449 51,300
Fannie Mae Pool 939419
(RFUCCT1Y plus 1.27%)
6.64% 05/01/37
2
18,008 18,004
Fannie Mae Pool AL0209
4.50% 05/01/41 149,592 144,916
Fannie Mae Pool CA1710
4.50% 05/01/48 6,743 6,439
Fannie Mae Pool CA1711
4.50% 05/01/48 453,550 433,088
Fannie Mae Pool CA2208
4.50% 08/01/48 5,891 5,626
Fannie Mae Pool CB2430
3.00% 12/01/51 2,152,267 1,827,849
Fannie Mae Pool FM2318
3.50% 09/01/49 787,115 708,398
Fannie Mae Pool FS1598
2.00% 04/01/52 2,811,027 2,190,182
Fannie Mae Pool FS2646
3.00% 06/01/52 2,962,631 2,530,291
Fannie Mae Pool MA1527
3.00% 08/01/33 9,479 8,935
Fannie Mae Pool MA1561
3.00% 09/01/33 533,415 502,911
Fannie Mae Pool MA1608
3.50% 10/01/33 462,912 442,846

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3537
4.50% 12/01/48 $ 412,145 $ 393,562
Fannie Mae Pool MA3811
3.00% 10/01/49 376,551 317,144
Fannie Mae Pool MA4333
2.00% 05/01/41 580,101 485,177
Fannie Mae Pool MA4512
2.50% 01/01/52 1,898,143 1,553,143
Fannie Mae Pool MA4548
2.50% 02/01/52 2,321,760 1,899,045
Fannie Mae Pool MA4733
4.50% 09/01/52 8,325,177 7,843,200
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 52,604 54,220
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
1,602 1,696
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.15% 07/25/37
2
23,912 23,748
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.37% 11/25/36
2
384,526 25,216
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 2,393 2,281
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 158,719 138,537
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 85,130 84,035
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X SOFR30A plus 8.04%, 0.55% Cap)
0.55% 09/25/42
2
4,904,656 100,726
Freddie Mac Gold Pool A25162
5.50% 05/01/34 38,851 39,555
Freddie Mac Gold Pool A33262
5.50% 02/01/35 19,534 19,903
Freddie Mac Gold Pool A68781
5.50% 10/01/37 2,402 2,445
Freddie Mac Gold Pool C03813
3.50% 04/01/42 447,805 409,535
Freddie Mac Gold Pool G01548
7.50% 07/01/32 118,711 127,132
Freddie Mac Gold Pool G01644
5.50% 02/01/34 25,537 26,001
Freddie Mac Gold Pool G02366
6.50% 10/01/36 19,926 21,028
Freddie Mac Gold Pool G08844
5.00% 10/01/48 120,272 118,257
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD5323
4.00% 01/01/54 $ 4,661,029 $ 4,265,216
Freddie Mac Pool SD7503
3.50% 08/01/49 2,101,793 1,891,601
Freddie Mac Pool SD8199
2.00% 03/01/52 1,522,019 1,185,864
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 7,822 7,971
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
1.49% 06/15/38
2
352,480 21,874
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.90% 04/15/42
2
333,449 31,484
Ginnie Mae (TBA)
2.50% 01/20/55 3,900,000 3,256,625
4.00% 01/20/55 4,075,000 3,754,314
4.50% 01/20/55 6,125,000 5,791,160
5.00% 01/20/55 6,050,000 5,868,929
5.50% 01/20/55 4,000,000 3,964,818
Ginnie Mae I Pool 782810
4.50% 11/15/39 269,434 262,423
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 07/20/34
2
6,993 7,018
Ginnie Mae II Pool MA4454
5.00% 05/20/47 11,022 10,938
Ginnie Mae II Pool MA4511
4.00% 06/20/47 2,769 2,589
Ginnie Mae II Pool MA4588
4.50% 07/20/47 95,612 91,887
Ginnie Mae II Pool MA4589
5.00% 07/20/47 534,493 529,867
Ginnie Mae II Pool MA4838
4.00% 11/20/47 251,579 234,821
Ginnie Mae II Pool MA4901
4.00% 12/20/47 204,309 190,700
Ginnie Mae II Pool MA5399
4.50% 08/20/48 247,981 238,087
Ginnie Mae II Pool MA5530
5.00% 10/20/48 2,960 2,908
Ginnie Mae II Pool MA6030
3.50% 07/20/49 35,715 31,554
Ginnie Mae II Pool MA6080
3.00% 08/20/49 18,625 15,914
Ginnie Mae II Pool MA6209
3.00% 10/20/49 329,661 281,688
Ginnie Mae II Pool MA8347
4.50% 10/20/52 4,819,982 4,573,767

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.60% 08/20/53
2
$ 667,715 $ 665,242
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
5.85% 02/20/54
2
606,477 609,155
Ginnie Mae,
Series 2024-30, Class CF
(SOFR30A plus 1.25%)
5.85% 02/20/54
2
1,441,489 1,445,873
UMBS (TBA)
2.00% 01/01/55 3,575,000 2,780,079
2.50% 01/01/55 4,650,000 3,786,316
3.00% 01/01/55 4,525,000 3,839,680
3.50% 01/01/55 8,300,000 7,340,636
4.00% 01/01/55 8,175,000 7,471,284
4.50% 01/01/55 7,850,000 7,380,342
5.00% 01/01/55 9,525,000 9,189,210
5.50% 01/01/55 5,725,000 5,647,515
109,344,854
Total Mortgage-Backed
(Cost $197,590,370) 189,106,572
MUNICIPAL BONDS — 1.02%*
California — 0.01%
Los Angeles Department of Water & Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 50,935
Florida — 0.07%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 266,730
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 225,305
492,035
Massachusetts — 0.12%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 908,843 873,268
Michigan — 0.09%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 682,495
New York — 0.72%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 222,201
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,479,416
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 $ 718,000 $ 717,611
5.15% 02/01/36 718,000 715,804
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 528,811
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 70,485
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01% 03/15/30 1,630,000 1,426,829
5,161,157
Pennsylvania — 0.01%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 38,410
Total Municipal Bonds
(Cost $7,590,795) 7,298,300
U.S. TREASURY SECURITIES — 50.40%
U.S. Treasury Bonds — 0.06%
U.S. Treasury Bonds
4.50% 11/15/54 440,000 420,234
U.S. Treasury Notes — 50.34%
U.S. Treasury Notes
4.00% 12/15/27 31,215,000 30,979,668
4.13% 11/30/29 43,445,000 42,969,820
4.25% 11/30/26 3,210,000 3,210,000
4.25% 12/31/26 25,640,000 25,643,505
4.25% 11/15/34 59,115,000 57,614,034
4.38% 12/31/29 201,095,000 201,024,303
361,441,330
Total U.S. Treasury Securities
(Cost $363,132,174) 361,861,564
Total Bonds — 103.33%
(Cost $753,623,222)
741,858,418
Issues Shares Value
COMMON STOCK — 0.09%
Communications — 0.09%
Intelsat Emergence SA
3,4,5,10
(Luxembourg) 20,560 625,795
Total Common Stock
(Cost $668,565)

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7.92%
Money Market Funds — 7.92%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
11
3,347,994 $ 3,347,994
TCW Central Cash Fund
0.01%
11,12
53,530,583 53,530,583
Total Short-Term Investments
(Cost $56,878,577) 56,878,577
Total Investments - 111.34%
(Cost $811,170,364) 799,362,790
Liabilities in Excess of Other Assets - (11.34)% (81,393,776)
Net Assets - 100.00% $ 717,969,014
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,260,815, which is 0.31% of total net assets.
6
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
7
Payment-in-kind (“PIK”) security.
8
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
10
Non-income producing security.
11
Represents the current yield as of December 31, 2024.
12
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 19,830,162 EUR 17,980,000 Citibank N.A. 01/17/25 $ 1,199,347
USD 258,270 EUR 240,000 Goldman Sachs International 01/17/25 9,582
USD 1,378,707 EUR 1,291,000 Bank of America N.A. 01/17/25 40,977
USD 31,740 GBP 25,000 Citibank N.A. 01/17/25 435
USD 1,468,159 GBP 1,122,000 Goldman Sachs International 01/17/25 63,170
1,313,511
EUR 2,720,000 USD 2,854,023 Citibank N.A. 01/17/25 (35,568)
EUR 197,000 USD 207,921 The Bank of New York Mellon 01/17/25 (3,790)
EUR 35,000 USD 36,830 Bank of America N.A. 01/17/25 (563)
EUR 874,000 USD 938,791 Goldman Sachs International 01/17/25 (33,156)
GBP 114,000 USD 143,856 Goldman Sachs International 01/17/25 (1,103)
GBP 297,000 USD 375,209 The Bank of New York Mellon 01/17/25 (3,300)
(77,480)
NET UNREALIZED APPRECIATION $ 1,236,031

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 16
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,660 03/31/25 $ 341,311,564 $ 139,238 $ 139,238
U.S. Treasury Five-Year Note 6 03/31/25 637,828 (2,682) (2,682)
341,949,392 136,556 136,556
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 125 03/20/25 (14,863,281) 423,086 423,086
Euro-Bund Future 48 03/06/25 (6,632,501) 182,355 182,355
Euro-Bobl Future 48 03/06/25 (5,858,114) 77,344 77,344
U.S. Treasury Ten-Year Ultra Bond 18 03/20/25 (2,003,625) 22,179 22,179
Euro-Buxl 30 Year 1 03/06/25 (137,390) 8,987 8,987
(29,494,911) 713,951 713,951
TOTAL FUTURES CONTRACTS $ 312,454,481 $ 850,507 $ 850,507

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
17 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 18
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 56,878,577 $ — $ — $ 56,878,577
Long-Term Investments:
Asset-Backed Securities — 43,499,039 1,635,020 45,134,059
Bank Loans — 7,616,539 52,056 7,668,595
Common Stock — — 625,795 625,795
Corporates — 130,789,328 — 130,789,328
Mortgage-Backed Securities — 189,106,572 — 189,106,572
Municipal Bonds — 7,298,300 — 7,298,300
U.S. Treasury Securities 361,861,564 — — 361,861,564
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 1,313,511 — 1,313,511
Futures Contracts
Interest Rate Risk 853,189 — — 853,189
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (77,480) — (77,480)
Futures Contracts
Interest Rate Risk (2,682) — — (2,682)
Total $ 419,590,648 $ 379,545,809 $ 2,312,871 $ 801,449,328
*Other financial instruments include foreign currency exchange contracts and futures.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
19 / December 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK TOTAL
Balance as of
April 1, 2024 $ 1,694,031 $ — $ 410,704 $ 2,104,735
Accrued discounts/premiums — 311 — 311
Realized gain — 34 — 34
Change in unrealized appreciation (depreciation)* 45,312 (13,309) 58,071 90,074
Purchases — 65,286 157,020 222,306
Sales (104,323) (266) — (104,589)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2024
$ 1,635,020 $ 52,056 $ 625,795 $ 2,312,871
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $90,074 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,635,020 Broker Quote Offered Quote $91.22 $91.22 Increase
Bank Loans $52,056 Third-Party Vendor Vendor Prices $61.50 - $76.00 $67.20 Increase
Common Stock $625,795 Third-Party Vendor Vendor Prices $30.44 $30.44 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $1,769,930,583 $(1,716,400,000) $1,956,006 $53,530,583 53,530,583 $— $—